Estimated Fair Value of Net Assets Acquired and Liabilities Assumed at Acquisition Dates (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Goodwill, tax deductible	$ 309.3	$ 44.7